HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets	$ 506,068	$ 490,424
Total liabilities	344,423	$ 325,041
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	11,000
Total liabilities	$ 6,100